Long-Term Debt (Details Narrative) (fuboTV Inc.) - USD ($) $ in Thousands			1 Months Ended					3 Months Ended		12 Months Ended
	Feb. 26, 2018	Jan. 05, 2018	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Oct. 31, 2015
Interest rate													5.00%
Amortization of debt discount								$ 1,664	$ 234	$ 603	$ 1,535
Change in fair value of derivative liability								297	128	815	(91)
fuboTV Inc. [Member]
Issued and sold principal amount of convertible notes			$ 16,150	$ 16,150	$ 3,050	$ 3,050				16,150	3,050
Issued principal amount of convertible notes								10,000		16,150	3,050
Repayment of notes			5,000					1,250	5,000	5,000
Issuance of convertible notes derivatives										2,120	574
Amortization of debt discount										102	3,284
Change in fair value of derivative liability											(4,697)
Debt issuance cost								11	$ 11	$ 43	$ 32
Loan maturity date										Apr. 06, 2023
fuboTV Inc. [Member] | 2017 Convertible Notes [Member]
Issued and sold principal amount of convertible notes							$ 19,850
Interest rate										4.00%
fuboTV Inc. [Member] | 2018 Convertible Notes [Member]
Issued principal amount of convertible notes	$ 50	$ 3,000
Interest rate										4.00%
fuboTV Inc. [Member] | 2019 Convertible Notes [Member]
Issued and sold principal amount of convertible notes			16,150	$ 16,150
Interest rate										4.00%
Repayment of notes			$ 5,000
fuboTV Inc. [Member] | Term Loan [Member]
Senior secured term loan								$ 23,632
Debt issuance cost										$ 172
fuboTV Inc. [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber]
Senior secured term loan												$ 25,000
fuboTV Inc. [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber] | LIBOR [MEmber]
Interest rate												5.25%